Borrowings - Changes in the carrying values of borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in the carrying values of borrowings
Balance - January 1	$ 7,753.0	$ 8,814.0
Cash inflows from issuances	790.4	1,749.1
Cash outflows from repayments	(25.6)	(1,526.8)
Net cash inflows (outflows) from credit facilities and short term loans	269.1	(1,046.3)
Non-cash changes:
Acquisition of subsidiaries	137.1
Deconsolidation of subsidiary		(209.9)
Loss on redemption		45.6
Foreign exchange effect and other	(299.1)	(72.7)
Balance - December 31	8,624.9	7,753.0
Holding company
Changes in the carrying values of borrowings
Balance - January 1	5,338.6	5,580.6
Cash inflows from issuances	743.4	1,250.0
Cash outflows from repayments		(801.2)
Net cash inflows (outflows) from credit facilities and short term loans		(700.0)
Non-cash changes:
Loss on redemption		45.7
Foreign exchange effect and other	(194.4)	(36.5)
Balance - December 31	5,887.6	5,338.6
Insurance and reinsurance companies
Changes in the carrying values of borrowings
Balance - January 1	790.7	1,033.4
Cash outflows from repayments	(0.3)	(131.7)
Net cash inflows (outflows) from credit facilities and short term loans	(35.0)	(84.3)
Non-cash changes:
Deconsolidation of subsidiary		(22.5)
Foreign exchange effect and other	(22.0)	(4.2)
Balance - December 31	733.4	790.7
Non-insurance companies
Changes in the carrying values of borrowings
Balance - January 1	1,623.7	2,200.0
Cash inflows from issuances	47.0	499.1
Cash outflows from repayments	(25.3)	(593.9)
Net cash inflows (outflows) from credit facilities and short term loans	304.1	(262.0)
Non-cash changes:
Acquisition of subsidiaries	137.1
Deconsolidation of subsidiary		(187.4)
Loss on redemption		(0.1)
Foreign exchange effect and other	(82.7)	(32.0)
Balance - December 31	$ 2,003.9	$ 1,623.7